SHARE-BASED PAYMENTS - Schedule of Share-based Payment Expense (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share-based payment expense	$ 1,884	$ 2,222	$ 3,447	$ 3,631
Share options expense
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share-based payment expense	320	457	620	889
RSUs
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share-based payment expense	1,110	1,176	2,373	2,153
Restricted shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share-based payment expense	422	569	422	569
Other Share-Based Awards
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share-based payment expense	$ 32	$ 20	$ 32	$ 20